                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2010

ITEM 1. REPORT TO STOCKHOLDERS.
USAA TREASURY MONEY MARKET TRUST TRUST - ANNUAL REPORT FOR PERIOD ENDING

 MAY 31, 2010

 [LOGO OF USAA]
   USAA(R)

                                [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST(R)]

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       ANNUAL REPORT
       USAA TREASURY MONEY MARKET TRUST(R)
       MAY 31, 2010

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FUND OBJECTIVE

MAXIMUM CURRENT INCOME WHILE MAINTAINING THE HIGHEST DEGREE OF SAFETY AND
LIQUIDITY.

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TYPES OF INVESTMENTS

Invests principally in U.S. government securities with maturities of 397 days or less; normally at least 80% of the Fund's investments will be in U.S. Treasury bills, notes, and bonds, and repurchase agreements collateralized by these instruments.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            6

FINANCIAL INFORMATION

  Distributions to Shareholders                                               10

  Report of Independent Registered Public Accounting Firm                     11

  Portfolio of Investments                                                    12

  Notes to Portfolio of Investments                                           14

  Financial Statements                                                        15

  Notes to Financial Statements                                               18

EXPENSE EXAMPLE                                                               26

ADVISORY AGREEMENT                                                            28

TRUSTEES' AND OFFICERS' INFORMATION                                           33

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"WHILE IT IS STILL TOO EARLY TO DECLARE THAT
A SELF-SUSTAINING RECOVERY IS UNDERWAY, WE         [PHOTO OF DANIEL S. McNAMARA]
THINK MOST ECONOMIC INDICATORS ARE POINTED
IN THE RIGHT DIRECTION."

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JUNE 2010

As it turned out, the fiscal year ended May 31, 2010, was kind to patient, long-term investors. With some zigs and zags along the way, the U.S. stock market, as represented by the S&P 500 Index, was up nearly 21% for the period.
At the same time, high-quality bonds generated attractive returns (the U.S.
10-year Treasury returned 4.65% during the fiscal year) as investors continued
to search for income. Corporate and municipal bonds did even better.

However, investors suffered some setbacks in April and May of this year as
Greece's debt crisis unsettled the markets. As fears of contagion spread, many of them abandoned stocks for the safety of Treasury securities and other liquid, high-quality investments. The S&P 500 Index experienced its worst May since
1962.

Although the European Union (EU) crafted a rescue plan for Greece, a number of troubling problems remain. Some European countries continue to live beyond their means, threatening the EU's sustainability. What's more, no one knows how a default or a debt restructuring by one of these countries would affect major
European banks, which are believed to be heavily invested in the debt securities of the weaker nations. This uncertainty caused the euro to fall during the fiscal year to a four-year low versus the U.S. dollar. At the time of this writing, the dollar is once again the world's undisputed reserve currency.

Commodity prices, which had been rising for most of the fiscal year, dropped in response to the turmoil in Europe and fears about its impact on the global economy. The one exception -- gold, widely considered a safe haven.

Meanwhile, the U.S. economy seems to be improving. While it is still too early to declare that a self-sustaining recovery is underway, we think most economic indicators are pointed in the right direction. Corporate earnings, fueled by surprisingly strong top-line revenue growth, have been better than expected. At the same time, inflation has remained benign, giving the Federal Reserve Board
(the Fed) latitude to hold short-term rates in a range between zero and 0.25%.

There is no doubt that investor confidence was badly shaken by Greece's debt problems, and at the time of this writing, market sentiment seems driven more by headlines than by investment fundamentals. Perhaps as a result, many

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2  | USAA TREASURY MONEY MARKET TRUST
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people are keeping large amounts of money in low-yielding money market funds. We see no relief from these low yields until at least the fourth quarter of 2010.
In fact, we think the debt crisis in Europe could extend the time the Fed can maintain its "easy money" stance.

Under the circumstances, investors may want to review how much they have in their money market accounts. Inflation may be muted but as of this writing, it is higher than money market yields. That isn't to say that investors should take risks with their immediate or emergency spending needs. In such cases, we believe a money market fund, a savings account or short-term certificate of deposit should be considered. However, if the money isn't required for two or three years, it could be earning higher yields in short- and intermediate-term bond funds. For longer-term, future needs such as retirement, a diversified portfolio of stock and bond funds might be most appropriate.

If timing is a concern, we recommend making gradual changes. However, this is based on your individual immediate needs. Our USAA service representatives would be happy to assist. They are available -- free of charge -- to help you update your financial plan and answer any questions you might have.

At USAA Investment Management Company, we are proud of the long-term performance we have provided to shareholders. In the months ahead, we will continue working hard on your behalf. From all of us here, thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR
ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF
YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

INVESTMENT/INSURANCE: NOT FDIC INSURED o NOT BANK ISSUED, GUARANTEED OR
UNDERWRITTEN o MAY LOSE VALUE

INVESTMENT AND INSURANCE PRODUCTS ARE NOT DEPOSITS, NOT INSURED BY FDIC OR ANY
GOVERNMENT AGENCY, NOT GUARANTEED BY THE BANK. INVESTMENTS AND CERTAIN INSURANCE
PRODUCTS MAY LOSE VALUE.

Diversification does not guarantee a profit or prevent a loss.

Gold is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

Financial advice provided by USAA Financial Planning Services Insurance Agency,
Inc. (known as USAA Financial Insurance Agency in California, License #
0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Investment Management Company

--------------------------------------------------------------------------------

o   HOW DID THE USAA TREASURY MONEY MARKET TRUST (THE FUND) PERFORM?

    For the twelve-month period ended May 31, 2010, the Fund had a total return of 0.00%. This compares to an average return of 0.02% for similar Treasury and repurchase agreement (repo) money market funds tracked by iMoneyNet,
    Inc. As of May 31, 2010, the Fund's seven-day yield was 0.00%.

o   WHY DID THE FUND AND ITS PEER GROUP PROVIDE NEAR-ZERO RETURNS FOR THE
    REPORTING YEAR?

    The Fund primarily invests in securities with maturities of 397 days or less that are backed by the full faith and credit of the U.S. government, as well as repurchase agreements collateralized by such securities.

    The federal funds target rate remained unchanged at 0% to 0.25% over the entire period. Investor appetite for the relative safety of U.S. government securities persisted. Recent market concern surrounding eurozone sovereign debt has also kept investor sentiment cautious despite potential signs of a weak recovery in the United States.

    Refer to page 7 for the iMoneyNet, Inc. definition.

    Past performance is no guarantee of future results.

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4  | USAA TREASURY MONEY MARKET TRUST

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o   HOW DID YOU INVEST IN THIS EXTRAORDINARY LOW-RATE ENVIRONMENT?

    Low yields on U.S. Treasury securities provided little incentive to extend the weighted-average maturity of the portfolio. As a result, the Fund continued to invest in a combination of repurchase agreements and U.S.
    Treasuries of various maturities.

o   WHAT'S YOUR OUTLOOK?

    With the economy reflecting potential signs of a recovery, although perhaps weak, we may begin to approach a period when the Federal Reserve Board (the
    Fed) begins to reverse their accommodative interest rate policy. However, concerns over the possibility of a double-dip recession and stubbornly high unemployment may cause the Fed to continue their current course for a longer period than anticipated. In addition, some believe that the eurozone debt crisis has increased deflationary risk, taking pressure off the Fed to act anytime soon. Until there is more clarity with regard to the direction of policy, or higher rates on longer-term securities, the Fund intends to maintain flexibility to respond to the potential for rising interest rates by keeping the Fund's weighted-average maturity relatively short unless economic signals indicate otherwise. The Fund's investment objective is maximum current income while maintaining the highest degree of safety and liquidity.

    Thank you for your continued investment in the Fund.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA TREASURY MONEY MARKET TRUST (Ticker Symbol: UATXX)

--------------------------------------------------------------------------------
                                            5/31/10                  5/31/09
--------------------------------------------------------------------------------
Net Assets                               $171.8 Million          $227.2 Million
Net Asset Value Per Share                    $1.00                    $1.00
Dollar-Weighted Average
Portfolio Maturity                          20 Days                  3 Days

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 5/31/10
--------------------------------------------------------------------------------
    1 Year              5 Years              10 Years               7-Day Yield
     0.00%               2.43%                 2.33%                   0.00%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR
ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF
YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

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6  | USAA TREASURY MONEY MARKET TRUST

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                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                              USAA TREASURY MONEY                     iMONEYNET
                                 MARKET TRUST                          AVERAGE
 5/26/2009                           0.00%                              0.03%
 6/30/2009                           0.00                               0.02
 7/28/2009                           0.00                               0.02
 8/25/2009                           0.00                               0.02
 9/29/2009                           0.00                               0.02
10/27/2009                           0.00                               0.02
11/24/2009                           0.00                               0.01
12/29/2009                           0.00                               0.01
 1/26/2010                           0.00                               0.01
02/23/2010                           0.00                               0.01
03/30/2010                           0.00                               0.01
04/29/2010                           0.00                               0.01
05/27/2010                           0.00                               0.01

                                   [END CHART]

    Data represent the last Tuesday of each month. Ending date 5/25/10.

The graph tracks the Fund's seven-day yield against the iMoneyNet, Inc. Average for all retail money market funds that hold U.S. Treasuries and repos backed by the U.S. Treasury and all retail money funds that hold 100% in U.S. Treasuries.
iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                             USAA TREASURY MONEY
                                                                MARKET TRUST
05/31/00                                                         $10,000.00
06/30/00                                                          10,047.72
07/31/00                                                          10,098.08
08/31/00                                                          10,149.05
09/30/00                                                          10,197.47
10/31/00                                                          10,251.21
11/30/00                                                          10,302.34
12/31/00                                                          10,351.63
01/31/01                                                          10,404.79
02/28/01                                                          10,447.14
03/31/01                                                          10,490.95
04/30/01                                                          10,532.85
05/31/01                                                          10,570.28
06/30/01                                                          10,603.20
07/31/01                                                          10,637.37
08/31/01                                                          10,668.14
09/30/01                                                          10,691.17
10/31/01                                                          10,713.44
11/30/01                                                          10,730.95
12/31/01                                                          10,744.71
01/31/02                                                          10,757.65
02/28/02                                                          10,769.81
03/31/02                                                          10,782.33
04/30/02                                                          10,794.71
05/31/02                                                          10,806.78
06/30/02                                                          10,818.43
07/31/02                                                          10,831.25
08/31/02                                                          10,844.72
09/30/02                                                          10,856.03
10/31/02                                                          10,868.52
11/30/02                                                          10,878.51
12/31/02                                                          10,887.64
01/31/03                                                          10,896.84
02/28/03                                                          10,904.73
03/31/03                                                          10,912.71
04/30/03                                                          10,920.87
05/31/03                                                          10,929.31
06/30/03                                                          10,936.19
07/31/03                                                          10,942.13
08/31/03                                                          10,948.18
09/30/03                                                          10,953.54
10/31/03                                                          10,959.92
11/30/03                                                          10,965.31
12/31/03                                                          10,971.44
01/31/04                                                          10,977.24
02/29/04                                                          10,982.27
03/31/04                                                          10,987.73
04/30/04                                                          10,993.40
05/31/04                                                          10,998.24
06/30/04                                                          11,003.70
07/31/04                                                          11,011.54
08/31/04                                                          11,020.13
09/30/04                                                          11,030.04
10/31/04                                                          11,042.25
11/30/04                                                          11,055.23
12/31/04                                                          11,070.86
01/31/05                                                          11,086.08
02/28/05                                                          11,102.59
03/31/05                                                          11,122.19
04/30/05                                                          11,143.63
05/31/05                                                          11,166.89
06/30/05                                                          11,190.25
07/31/05                                                          11,216.63
08/31/05                                                          11,245.11
09/30/05                                                          11,275.73
10/31/05                                                          11,305.22
11/30/05                                                          11,337.78
12/31/05                                                          11,374.93
01/31/06                                                          11,408.92
02/28/06                                                          11,443.85
03/31/06                                                          11,485.71
04/30/06                                                          11,522.73
05/31/06                                                          11,565.15
06/30/06                                                          11,610.26
07/31/06                                                          11,653.55
08/31/06                                                          11,700.41
09/30/06                                                          11,747.64
10/31/06                                                          11,793.62
11/30/06                                                          11,839.76
12/31/06                                                          11,890.43
01/31/07                                                          11,935.36
02/28/07                                                          11,978.86
03/31/07                                                          12,029.04
04/30/07                                                          12,074.76
05/31/07                                                          12,123.44
06/30/07                                                          12,171.44
07/31/07                                                          12,218.97
08/31/07                                                          12,267.92
09/30/07                                                          12,307.17
10/31/07                                                          12,350.92
11/30/07                                                          12,390.93
12/31/07                                                          12,421.86
01/31/08                                                          12,451.04
02/29/08                                                          12,473.47
03/31/08                                                          12,490.41
04/30/08                                                          12,508.16
05/31/08                                                          12,525.93
06/30/08                                                          12,541.17
07/31/08                                                          12,557.17
08/31/08                                                          12,574.11
09/30/08                                                          12,584.81
10/31/08                                                          12,586.71
11/30/08                                                          12,587.91
12/31/08                                                          12,588.05
01/31/09                                                          12,588.06
02/28/09                                                          12,588.06
03/31/09                                                          12,588.07
04/30/09                                                          12,588.07
05/31/09                                                          12,588.08
06/30/09                                                          12,588.08
07/31/09                                                          12,588.09
08/31/09                                                          12,588.10
09/30/09                                                          12,588.10
10/31/09                                                          12,588.11
11/30/09                                                          12,588.11
12/31/09                                                          12,588.12
01/31/10                                                          12,588.13
02/28/10                                                          12,588.13
03/31/10                                                          12,588.14
04/30/10                                                          12,588.15
05/31/10                                                          12,588.16

                                   [END CHART]

                Data from 5/31/00 through 5/31/10.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Treasury Money Market Trust.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview page.

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8  | USAA TREASURY MONEY MARKET TRUST
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                        o ASSET ALLOCATION -- 5/31/2010 o

                         [PIE CHART OF ASSET ALLOCATION]

    REPURCHASE AGREEMENTS                                             71.0%
    U.S. TREASURY BILLS                                               29.1%

                                   [END CHART]

    Percentages are of the net assets of the Fund and may not equal 100%.

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                                                        INVESTMENT OVERVIEW |  9
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DISTRIBUTIONS TO SHAREHOLDERS

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The following federal tax information related to the Fund's fiscal year ended
May 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

For the fiscal year ended May 31, 2010, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $1,000 as qualifying interest income.

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10  | USAA TREASURY MONEY MARKET TRUST

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TREASURY MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Treasury Money Market Trust (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31,
2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
USAA Treasury Money Market Trust at May 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
July 23, 2010

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                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  11

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PORTFOLIO OF INVESTMENTS

May 31, 2010

----------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                                     VALUE
(000)        SECURITY                                                                                      (000)
----------------------------------------------------------------------------------------------------------------

             U.S.TREASURY BILLS (29.1%)(c)
$15,000      0.10%, 6/17/2010                                                                           $ 14,999
 15,000      0.14%, 7/15/2010                                                                             14,997
  5,000      0.16%, 7/29/2010                                                                              4,999
  5,000      0.20%, 9/02/2010                                                                              4,998
 10,000      0.23%, 9/16/2010                                                                              9,993
                                                                                                        --------
             Total U.S. Treasury Bills (cost: $49,986)                                                    49,986
                                                                                                        --------
             REPURCHASE AGREEMENTS (71.0%)
 20,000      Bank of America Securities, 0.18%, acquired 5/28/2010 and due on 6/01/2010 at $20,000 (collateralized by $67,274 of U.S. Treasury STRIP, 4.50%(d), due 8/15/2039; $1,708 of U.S. Treasury, 5.50%(a), due 8/15/2028; combined
                market value $20,400)                                                                     20,000
 15,000      Barclays Bank plc, 0.18%, acquired 5/28/2010 and due on 6/01/2010 at $15,000
                (collateralized by $14,250 of U.S. Treasury, 2.50% - 3.63%(a), due
                8/15/2019 - 01/15/2029; market value $15,300)                                             15,000
 31,000      Credit Suisse First Boston, LLC, 0.20%, acquired 5/28/2010 and due 6/01/2010 at
                $31,000 (collateralized by $29,231 of Government National Mortgage Assn. I(b),
                5.50%, due 12/15/2039; market value $31,622)                                              31,000
 22,000      Credit Suisse First Boston, LLC, 0.19%, acquired 5/28/2010 and due 6/01/2010 at
                $22,000 (collateralized by $22,335 of U.S. Treasury, 0.88%(a), due 4/30/2011;
                market value $22,441)                                                                     22,000
 33,941      Deutsche Bank Securities, 0.19%, acquired 5/28/2010 and due 6/01/2010 at $33,941
                (collateralized by $29,508 of U.S. Treasury, 2.88% - 7.63%(a), due
                1/31/2013 - 11/15/2022; market value $34,620)                                             33,941
                                                                                                        --------
             Total Repurchase Agreements (cost: $121,941)                                                121,941
                                                                                                        --------

             TOTAL INVESTMENTS (COST: $171,927)                                                         $171,927
                                                                                                        ========

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12  | USAA TREASURY MONEY MARKET TRUST

================================================================================

----------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------

U.S. Treasury Bills                             $--            $ 49,986            $--      $ 49,986
Repurchase Agreements                            --             121,941             --       121,941
----------------------------------------------------------------------------------------------------
Total                                           $--            $171,927            $--      $171,927
----------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2010

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The cost of securities at May 31, 2010, for federal income tax purposes, was $171,927,000.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
    100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a)  Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.

    (b)  Mortgage-backed securities issued by Government National Mortgage
         Association (GNMA) are supported by the full faith and credit of the
         U.S. government.

    (c)  Securities offered at a discount to face value rather than at a stated
         coupon rate. Rates represent the discount rates at purchase date.

    (d)  Zero-coupon security. Rate represents the effective yield at the date of purchase.

See accompanying notes to financial statements.

================================================================================

14  | USAA TREASURY MONEY MARKET TRUST

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

May 31, 2010

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)      $ 49,986
  Investment in repurchase agreements (cost approximates market value)       121,941
  Receivables:
     Capital shares sold                                                         126
     USAA Investment Management Company (Note 4C)                                  5
     Interest                                                                      2
                                                                            --------
        Total assets                                                         172,060
                                                                            --------
LIABILITIES
  Payables:
     Capital shares redeemed                                                     243
     Dividends on capital shares                                                   1
  Accrued management fees                                                         18
  Accrued transfer agent's fees                                                    1
  Other accrued expenses and payables                                             39
                                                                            --------
        Total liabilities                                                        302
                                                                            --------
           Net assets applicable to capital shares outstanding              $171,758
                                                                            ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                           $171,758
                                                                            ========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                171,758
                                                                            ========
  Net asset value, redemption price, and offering price per share           $   1.00
                                                                            ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended May 31, 2010

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                          $ 284
                                                                           -----
EXPENSES
  Management fees                                                            252
  Administration and servicing fees                                          202
  Transfer agent's fees                                                      267
  Custody and accounting fees                                                 37
  Postage                                                                     12
  Shareholder reporting fees                                                  12
  Trustees' fees                                                              10
  Registration fees                                                           41
  Professional fees                                                           57
  Other                                                                        7
                                                                           -----
          Total expenses                                                     897
  Transfer agent's fees reimbursed (Note 4D)                                  (8)
  Expenses reimbursed                                                       (606)
                                                                           -----
          Net expenses                                                       283
                                                                           -----
NET INVESTMENT INCOME                                                      $   1
                                                                           =====

See accompanying notes to financial statements.

================================================================================

16  | USAA TREASURY MONEY MARKET TRUST

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended May 31,

--------------------------------------------------------------------------------

                                                                   2010            2009
---------------------------------------------------------------------------------------

FROM OPERATIONS
    Net investment income                                     $       1       $   1,134
                                                              -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                            (1)         (1,134)
                                                              -------------------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                                   123,316         305,762
    Reinvested dividends                                              1           1,097
    Cost of shares redeemed                                    (178,729)       (299,156)
                                                              -------------------------
       Increase (decrease) in net assets from capital share
          transactions                                          (55,412)          7,703
                                                              -------------------------
    Net increase (decrease) in net assets                       (55,412)          7,703

NET ASSETS
    Beginning of year                                           227,170         219,467
                                                              -------------------------
    End of year                                               $ 171,758       $ 227,170
                                                              =========================
CHANGE IN SHARES OUTSTANDING
    Shares sold                                                 123,316         305,762
    Shares issued for dividends reinvested                            1           1,097
    Shares redeemed                                            (178,729)       (299,156)
                                                              -------------------------
       Increase (decrease) in shares outstanding                (55,412)          7,703
                                                              =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

NOTES TO FINANCIAL STATEMENTS

May 31, 2010

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA Treasury
Money Market Trust (the Fund), which is classified as diversified under the 1940
Act. The Fund's investment objective is to provide maximum current income while maintaining the highest degree of safety and liquidity.

A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1.   Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2.   Repurchase agreements are valued at cost, which approximates market value.

    3.   Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the
         Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's
         Board of Trustees.

================================================================================

18  | USAA TREASURY MONEY MARKET TRUST

================================================================================

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
    For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C.  FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders.
    Therefore, no federal income tax provision is required.

D.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

E.  REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the
    Fund, either through its regular custodian or through a special "tri-party"
    custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
    and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

G.  EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended May
    31, 2010, these custodian and other bank credits reduced the Fund's expenses by less than $500.

H.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
    Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

20  | USAA TREASURY MONEY MARKET TRUST

================================================================================

I.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended May 31, 2010, the Fund paid CAPCO facility fees of $1,000, which represents 0.5% of the total fees paid to CAPCO by the USAA funds. The
Fund had no borrowings under this agreement during the year ended May 31, 2010.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S.
generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

The tax character of distributions paid during the years ended May 31, 2010, and
2009, was as follows:

                                                   2010              2009
                                                  --------------------------
Ordinary income*                                  $1,000          $1,134,000

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of May 31, 2010, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                         $1,000

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended May
31, 2010, the Fund did not incur any income tax, interest, or penalties. As of
May 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The
    Fund's management fees are accrued daily and paid

================================================================================

22  | USAA TREASURY MONEY MARKET TRUST

================================================================================

    monthly at an annualized rate of 0.125% of the Fund's average net assets for the fiscal year. For the year ended May 31, 2010, the Fund incurred management fees, paid or payable to the Manager, of $252,000.

B.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended May 31, 2010, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $202,000.

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended May 31, 2010, the Fund reimbursed the
    Manager $9,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C.  EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the
    Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the year ended May
    31, 2010, the Fund incurred reimbursable expenses of $606,000, of which
    $5,000 was receivable from the Manager.

D.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2010, the Fund incurred transfer agent's fees, paid or payable to SAS, of $267,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    During the year ended May 31, 2010, SAS reimbursed the Fund $8,000 for corrections in fees paid for the administration and servicing of certain accounts.

E.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In January 2010, the Financial Accounting
    Standards Board issued amended guidance for improving disclosures about fair value measurements that adds new disclosure requirements about significant transfers between Level 1, Level 2, and Level 3, and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

24  | USAA TREASURY MONEY MARKET TRUST

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                  YEAR ENDED MAY 31,
                                      ----------------------------------------------------------------------
                                          2010                   2009           2008        2007        2006
                                      ----------------------------------------------------------------------

Net asset value at
  beginning of period                 $   1.00               $   1.00       $   1.00    $   1.00    $   1.00
                                      -----------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                    .00(c)                 .01            .03         .05         .04
Less distributions from:
  Net investment income                    .00(c)                (.01)          (.03)       (.05)       (.04)
                                      ----------------------------------------------------------------------
Net asset value at end
  of period                           $   1.00               $   1.00       $   1.00    $   1.00    $   1.00
                                      ======================================================================
Total return (%)*                          .00(a),(d),(e)         .50(a)        3.32        4.83        3.57
Net assets at end
  of period (000)                     $171,758               $227,170       $219,467    $190,172    $185,561
Ratios to average
  net assets:**
  Expenses (%)(b)                          .14(a),(e)             .31(a)         .43         .48         .46
  Expenses, excluding
     reimbursements (%)(b)                 .45(a),(e)             .44(a)         .43         .48         .46
  Net investment income (%)                .00(d)                 .46           3.21        4.72        3.52

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.
 ** For the year ended May 31, 2010, average net assets were $201,512,000.
(a) Effective December 1, 2008, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Represents less than $0.01 per share.
(d) Represents less than 0.01%.
(e) During the year ended May 31, 2010, SAS reimbursed the Fund $8,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by less than 0.01%.  This decrease is excluded from the expense ratios above.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

EXPENSE EXAMPLE

May 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2009, through May
31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this

================================================================================

26  | USAA TREASURY MONEY MARKET TRUST

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                   BEGINNING            ENDING         DURING PERIOD*
                                 ACCOUNT VALUE       ACCOUNT VALUE   DECEMBER 1, 2009 -
                                DECEMBER 1, 2009     MAY 31, 2010       MAY 31, 2010
                                -------------------------------------------------------

Actual                             $1,000.00          $1,000.00            $0.65

Hypothetical
  (5% return before expenses)       1,000.00           1,024.28             0.66

* Expenses are equal to the Fund's annualized expense ratio of 0.13%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of less than
  0.01% for the six-month period of December 1, 2009, through May 31, 2010.

================================================================================

                                                           EXPENSE EXAMPLE |  27

================================================================================

ADVISORY AGREEMENT

May 31, 2010

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 9, 2010, the
Board, including the Trustees who are not "interested persons" of the Trust (the
"Independent Trustees"), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the
Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the
Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability.

================================================================================

28  | USAA TREASURY MONEY MARKET TRUST

================================================================================

However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the
Independent Trustees, voted to approve the Advisory Agreement. In approving the
Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory
Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of
Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board

================================================================================

                                                        ADVISORY AGREEMENT |  29

================================================================================

considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory
Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/ objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any fee waivers or reimbursements -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee.

================================================================================

30  | USAA TREASURY MONEY MARKET TRUST

================================================================================

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results.
The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the
"performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and Lipper index for the one-year period ended December 31, 2009, and above the average of its performance universe and its Lipper index for the three-, five-, and ten-year periods ended December 31, 2009. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-period ended December 31, 2009, and in the top 10% of its performance universe for the three-, five-, and ten-year periods ended December 31, 2009.
The Board took into account management's discussion of the Fund's performance, including the factors that contributed to the Fund's underperformance for the one-year period relative to its peer group, as well as its more recent improvement. The Board also noted the Fund's consistently strong performance relative to its peer group over the longer term. The Board also noted the relative small range among the performance returns among the peer group.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the
Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the
Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses, noting that the Manager has reimbursed a portion of its management fee for the Fund. In reviewing the overall profitability of the

================================================================================

                                                        ADVISORY AGREEMENT |  31

================================================================================

management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the
Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager. The Trustees also noted the relatively low management fee and total expenses of the Fund as compared to its peer group and peer universe.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also took into account management's discussions of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.
The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's
Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with a similar investment objective and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

32  | USAA TREASURY MONEY MARKET TRUST

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds.
The Board of Trustees is responsible for the general oversight of the funds'
business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the
Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds as of May 31, 2010. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road,
San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800)
531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  33

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO
(2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief
Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA
Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09);
President, Financial Advice and Solutions Group (FASG) USAA (9/09-present);
President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA
Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

34  | USAA TREASURY MONEY MARKET TRUST

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones
Graduate School of Business at Rice University (7/02-present); Associate
Professor of Finance at Jesse H. Jones Graduate School of Management at Rice
University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  35

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of
     1940.
 (2) Member of Executive Committee
 (3) Member of Audit Committee
 (4) Member of Pricing and Investment Committee
 (5) Member of Corporate Governance Committee
 (6) The address for all non-interested trustees is that of the USAA Funds,
     P.O. Box 659430, San Antonio, TX 78265-9430.
 (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the
     Funds' Board in November 2008.
 (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

36  | USAA TREASURY MONEY MARKET TRUST

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and
Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present);
Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG
Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Vice President, Financial Advice & Solutions Group General Counsel, USAA
(10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08);
Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel,
Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the
Officer positions of Vice President and Secretary of IMCO and SAS and Vice
President and Assistant Secretary of FAI and FPS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  37

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA
(11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA
(12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and
USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA
(2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief
Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company
      Act of 1940.

================================================================================

38  | USAA TREASURY MONEY MARKET TRUST

================================================================================
TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23415-0710                                (C)2010, USAA. All rights reserved.

 ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics  (Sarbanes  Code)  applicable  solely to its  senior  financial officers,  including its principal  executive  officer  (President),  as defined under  the  Sarbanes-Oxley  Act of  2002  and  implementing  regulations  of the
Securities and Exchange  Commission.  A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No  waivers (explicit  or  implicit)  have been  granted from a provision of the
Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On  November  18,  2008,  the  Board of  Trustees  of USAA  Mutual  Funds  Trust
designated  Dr.  Barbara  B.  Ostdiek,  Ph.D.  as the  Board's  audit  committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice  University  since  2001.  Dr.  Ostdiek also has  served as an  Academic
Director at El Paso  Corporation  Finance  Center since 2002.  Dr. Ostdiek is an independent  trustee who serves as a member of the Audit Committee,  Pricing and
Investment  Committee  and the  Corporate  Governance  Committee of the Board of
Trustees of USAA Mutual Funds Trust.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 10 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the  Registrant's  independent  auditor,  Ernst & Young  LLP,  for  professional services rendered for the audit of the Registrant's annual financial  statements and services provided in connection with statutory and regulatory filings by the

 Registrant for the Funds for fiscal years ended May 31,  2010 and 2009 were

 $280,916 and $288,764, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young,  LLP by USAA Shareholder  Account Services (SAS) for professional  services  rendered for audit related services  related to the annual study of internal  controls of the transfer agent for fiscal years ended May 31, 2010 and 2009 were $61,513 and

 $63,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES.  No such fees were  billed by Ernst & Young LLP for the  review of federal,  state and city income and tax returns and excise tax  calculations for fiscal years ended May 31, 2010 and 2009.

(d) ALL OTHER  FEES.  No such fees were  billed by Ernst & Young LLP for  fiscal years ended May 31, 2010 and 2009.

(e)(1) AUDIT COMMITTEE  PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the
Audit Committee. The Audit Committee Charter also permits the Chair of the Audit
Committee  to  pre-approve  any  permissible  non-audit  service  that  must  be commenced  prior to a scheduled  meeting of the Audit  Committee.  All non-audit services were pre-approved by the Audit Committee or its Chair,  consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The  aggregate  non-audit  fees  billed  by Ernst & Young  LLP for  services rendered to the Registrant and the Registrant's  investment  adviser,  IMCO, and the Funds' transfer agent, SAS, for May 31, 2010 and 2009 were $104,896 and
$108,000, respectively.

(h) Ernst & Young LLP provided  non-audit services to IMCO in 2010 and 2009 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly  related to the  operations  of the  Registrant's
Funds. The Board of Trustees will consider Ernst & Young LLP's  independence and will  consider  whether the  provision  of these  non-audit  services to IMCO is compatible with maintaining Ernst & Young LLP's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded,  processed,  summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:

                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual  Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with  Section  406 of the  Sarbanes-Oxley  Act of
2002 (the Act) and  implementing  regulations  of the  Securities  and  Exchange
Commission (SEC). The Code applies to the Trust's Principal  Executive  Officer,
Principal  Financial  Officer and Principal  Accounting  Officer (each a Covered
Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              -   honest and ethical conduct,  including the ethical handling of actual or apparent  conflicts of interest  between the Covered
                  Officers' personal and professional relationships;
              -   full, fair, accurate,  timely and understandable disclosure in reports and  documents  that the Trust files with,  or submits to,  the SEC and in other  public  communications  made by the
                  Trust;
              -   compliance with applicable laws and governmental rules and regulations;
              -   prompt  internal  reporting of  violations  of the Code to the
                  Chief Legal  Officer of the Trust,  the President of the Trust
                  (if the violation  concerns the  Treasurer),  the CEO of USAA, and if deemed  material to the Funds'  financial  condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each  Covered  Officer  should  adhere to a high  standard  of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences,  or reasonably appears to influence,  the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example,  a  conflict  of  interest  could  arise if a  Covered  Officer,  or an immediate family member,  receives  personal  benefits as a result of his or her position with the Funds.

         Certain  conflicts  of  interest  arise  out of  relationships  between
Covered  Officers and the Funds and are already  subject to conflict of interest provisions  in the  Investment  Company  Act of  1940  (the  1940  Act)  and the
Investment  Advisers  Act of 1940  (the  Advisers  Act).  For  example,  Covered
Officers  may not  individually  engage in certain  transactions  with the Funds because of their status as  "affiliated  persons" of the Funds.  The USAA Funds'
and  USAA  Investment   Management  Company's  (IMCO)  compliance  programs  and
procedures are designed to prevent, or identify and correct, violations of these provisions.  This Code does not, and is not intended to, repeat or replace these programs and  procedures,  and such  conflicts fall outside of the parameters of this Code.

         Although  typically not presenting an opportunity for improper personal benefit,  conflicts  could  arise  from,  or as a  result  of,  the  contractual relationships  between the Funds and IMCO of which the Covered Officers are also officers  or  employees.  As a result,  this Code  recognizes  that the  Covered
Officers  will, in the normal course of their duties  (whether  formally for the
Funds or for IMCO,  or for both),  be  involved  in  establishing  policies  and implementing  decisions that will have different  effects on IMCO and the Funds.
The  participation  of Covered  Officers in such  activities  is inherent in the contractual  relationship  between the Funds and IMCO and is consistent with the performance  by the Covered  Officers of their  duties as officers of the Funds.
Thus,  if performed in  compliance  with the  provisions of the 1940 Act and the
Advisers Act, such activities will be deemed to have been handled ethically.

         B.  GENERAL  RULE.  Covered  Officers  Should Avoid Actual and Apparent
             Conflicts of Interest.

         Conflicts of interest,  other than the  conflicts  described in the two preceding  paragraphs,  are covered by the Code.  The  following  list  provides examples of conflicts of interest  under the Code, but Covered  Officers  should keep in mind that these examples are not exhaustive.  The overarching  principle is that  the  personal  interest  of a  Covered  Officer  should  not be  placed improperly before the interest of the Funds and their shareholders.

         Each Covered  Officer must not engage in conduct  that  constitutes  an actual conflict of interest between the Covered Officer's  personal interest and the interests of the Funds and their shareholders.  Examples of actual conflicts of interest are listed below but are not  exclusive.  Each Covered  Officer must not:

         -    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby  the  Covered  Officer  would  benefit  personally  to the detriment of the Funds and their shareholders;
         -    cause the Funds to take action,  or fail to take  action,  for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         -    accept gifts, gratuities,  entertainment or any other benefit from any  person  or entity  that does  business  or is  seeking  to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         -    accept gifts, gratuities,  entertainment or any other benefit with a market value over $100 per person,  per year,  from or on behalf of any person or entity that does,  or seeks to do,  business with or on behalf of the Funds.
              -       EXCEPTION.  Business-related  entertainment such as meals, and tickets to sporting or  theatrical  events,  which are
                      infrequent   and  not  lavish  are   excepted   from  this
                      prohibition.  Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value,  incidental to the business, and not so
                      frequent  as  to  raise  any   question   of   impropriety
                      (Customary Business Entertainment).

         Certain  situations  that could present the appearance of a conflict of interest  should  be  discussed  with,  and  approved  by,  or  reported  to, an appropriate person. Examples of these include:

         -    service as a director  on the board or an officer of any public or private company,  other than a USAA company or the Trust,  must be approved  by  the  USAA  Funds'  and  Investment  Code  of  Ethics
              Committee and reported to the Trust.
         -    the receipt of any non-nominal (I.E.,  valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes  of this  Code,  the  individual  holding  the  title  of
              Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         -    the receipt of any business-related  entertainment from any person or entity  with  which  the  Funds  have  current  or  prospective business  dealings  must be approved in advance by the Chief Legal
              Officer unless such entertainment  qualifies as Customary Business
              Entertainment.
         -    any  ownership  interest  in,  or  any  consulting  or  employment relationship  with, any of the Trust's  service  providers,  other than IMCO or any other USAA  company,  must be approved by the CEO of USAA and reported to the Trust's Board.
         -    any material direct or indirect financial interest in commissions, transaction  charges  or spreads  paid by the Funds for  effecting portfolio  transactions  or for selling or redeeming  shares other than an interest  arising from the Covered  Officer's  employment, such as compensation or equity ownership should be approved by the
              CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            -     Each  Covered  Officer  should  familiarize  himself  with the disclosure  requirements  applicable  to the  Funds,  and  the procedures  and policies  implemented  to promote full,  fair, accurate, timely and understandable disclosure by the Trust.
            -     Each Covered  Officer  should not knowingly  misrepresent,  or cause others to misrepresent, facts about the Funds to others, whether  within or outside the Funds,  including to the Funds'
                  Trustees  and  auditors,  and  to  government  regulators  and self-regulatory organizations.
            -     Each Covered Officer should, to the extent  appropriate within his area of  responsibility,  consult with other  officers and employees  of the Funds  and IMCO  with the goal of  promoting full, fair, accurate,  timely and understandable disclosure in the  reports  and  documents  filed  by  the  Trust  with,  or submitted to, the SEC, and in other public communications made by the Funds.
            -     Each Covered Officer is responsible  for promoting  compliance with the  standards  and  restrictions  imposed by  applicable laws, rules and regulations, and promoting compliance with the
                  USAA Funds' and IMCO's operating policies and procedures.
            -     A Covered  Officer  should not  retaliate  against  any person who reports a potential  violation of this Code in good faith.
            -     A Covered  Officer  should notify the Chief  Legal  Officer promptly if he knows of any  violation  of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A.     INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust
                is responsible for applying this Code to specific  situations in which  questions are presented under it and has the authority to interpret the Code in any particular situation.  The Chief Legal
                Officer should consult, if appropriate,  the USAA Funds' outside counsel or counsel for the Independent  Trustees.  However,  any approvals  or  waivers  sought  by a  Covered  Officer  will  be reported  initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     -  Upon  adoption  of the Code,  affirm  in  writing to the
                        Board that he has received, read and understands the
                        Code.
                     -  Annually  thereafter affirm to the Chief Legal Officer
                        that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     -  report to the Board about any matter or situation
                        submitted by a Covered Officer for interpretation under
                        the Code, and the advice given by the Chief Legal
                        Officer;
                     -  report  annually  to the Board and the  Corporate
                        Governance  Committee  describing any issues that arose
                        under the Code,  or informing the Board and Corporate
                        Governance Committee that no reportable issues occurred
                        during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in  investigating  and enforcing this Code:

         -        INITIAL   COMPLAINT.   All   complaints  or  other   inquiries
                  concerning  potential  violations of the Code must be reported to the Chief Legal  Officer.  The Chief Legal Officer shall be responsible  for  documenting  any complaint.  The Chief Legal
                  Officer also will report  immediately  to the President of the
                  Trust (if the complaint  involves the  Treasurer),  the CEO of
                  USAA and the  Chair of the  Trust's  Audit  Committee  (if the
                  complaint  involves  the  President)  any  material  potential violations  that could  have a  material  effect on the Funds'
                  financial  condition or reputation.  For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         -        INVESTIGATIONS.   The  Chief  Legal   Officer  will  take  all
                  appropriate  action to  investigate  any  potential  violation unless the CEO of USAA  directs  another  person to  undertake such investigation. The Chief Legal Officer may utilize USAA's
                  Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's  outside counsel or the counsel to the Independent
                  Trustees (if any) to  participate in any  investigation  under this Code.
         -        STATUS  REPORTS.  The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the
                  Code that could have a material effect on the Funds' financial condition or reputation,  and quarterly  updates regarding all other alleged violations of the Code.
         -        VIOLATIONS OF THE CODE.  If after investigation, the Chief
                  Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his
                  recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation
                  could materially affect the Funds' financial condition or
                  reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate.  Appropriate
                  action could include: (1) review of, and modifications to, the
                  Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other
                  disciplinary actions including reprimands or fines.
                  -        The  Board  of  Trustees   understands  that  Covered
                           Officers  also are subject to USAA's Code of Business
                           Conduct.  If a violation  of this Code also  violates
                           USAA's Code of Business Conduct,  these procedures do
                           not limit or restrict  USAA's  ability to  discipline
                           such  Covered  Officer  under USAA's Code of Business
                           Conduct.  In that event, the Chairman of the Board of
                           Trustees will report to the Board the action taken by
                           USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code  shall be the sole code of  ethics  adopted  by the Funds for purposes of Section 406 of the Act and the implementing  regulations  adopted by the SEC  applicable to registered  investment  companies.  If other policies and procedures of the Trust,  IMCO, or other service  providers govern or purport to govern the behavior or activities of Covered  Officers,  they are  superseded by this Code to the extent that they  overlap,  conflict  with, or are more lenient than the provisions of this Code. The Investment  Code of Ethics  (designated to address  1940 Act and  Advisers  Act  requirements)  and  IMCO's  more  detailed compliance  policies and procedures  (including its Insider  Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not  part of this  Code.  Also,  USAA's  Code of  Conduct  imposes  separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code,  other than  amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material  investigation  documents and reports  required to be prepared  under the Code for six years from the date of the  resolution of any such  complaint.  All reports and records  prepared or maintained  pursuant to this Code will be considered  confidential  and shall be maintained  and protected  accordingly.  Except as otherwise  required by law or this Code,  such matters shall not be disclosed to anyone other than the Trust's
Board of Trustees and counsel for the  Independent  Trustees (if any), the Trust and its counsel,  IMCO, and other personnel of USAA as determined by the Trust's
Chief Legal Officer or the Chair of the Trust's Board of Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved  and adopted by the Boards of  Directors/Trustees  of USAA Mutual Fund,
Inc., USAA Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 15,
2005.

Approved  and  adopted as amended  by the Boards of  Directors/Trustees  of USAA
Mutual Fund,  Inc., USAA  Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA
State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 16,
2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.


                                   APPENDIX A
                                COVERED OFFICERS

PRESIDENT
TREASURER


(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    August 6, 2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    August 6, 2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    August 6, 2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.